Average Annual Total Returns - AMG Managers Cadence Emerging Companies Fund		Oct. 01, 2020	Sep. 30, 2020
Class N
Average Annual Return:
1 Year		9.74%
5 Years		10.71%
10 Years		14.95%
Since Inception	[1]	none
Class N | After Taxes on Distributions
Average Annual Return:
1 Year			9.74%
5 Years			10.21%
10 Years			14.69%
Since Inception	[1]		none
Class N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year			5.77%
5 Years			8.46%
10 Years			12.67%
Since Inception	[1]		none
Class I
Average Annual Return:
1 Year		9.88%
5 Years		10.90%
10 Years		15.19%
Since Inception	[1]	none
Class Z
Average Annual Return:
1 Year		10.01%
5 Years		none
10 Years		none
Since Inception	[1]	8.01%
Inception Date		May 31, 2017

[1]	Class Z and Index performance shown reflects performance since the inception date of the Fund's Class Z shares on May 31, 2017.